Interest, Net (Components Of Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Interest Income (Expense), Net [Abstract]
Interest expense	$ 102.7	$ 93.7	$ 95.7
Imputed interest on capital leases	3.7	3.8	3.9
Capitalized interest	3.9	3.0	4.4
Interest income	(0.9)	(0.9)	(1.3)
Interest Income (Expense), Nonoperating, Net	$ (101.6)	$ (93.6)	$ (93.9)